Label	Element	Value
SGA INTERNATIONAL EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SGA INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SGA International Equity Fund (the "International Equity Fund" or the "Fund") seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from September 30, 2016 (commencement of Fund operations) to July 31, 2017, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% investment policy, equity securities include, but are not limited to, (i) common stocks, (ii) preferred stocks, (iii) convertible securities, (iv) real estate investment trusts ("REITs"), (v) depositary receipts (including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and (vi) derivative instruments and exchange-traded funds ("ETFs") with economic characteristics similar to equity securities. The Fund may invest in securities of companies with any market capitalization, but focuses on mid- to large-capitalization companies.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company's assets are located outside of the U.S.; (ii) at least 50% of the company's revenue or operating income is generated outside of the U.S.; or (iii) the company maintains its principal place of business or headquarters outside of the U.S.

The Fund may utilize swaps to seek to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions, and may utilize other derivatives, principally forward foreign currency exchange contracts, to seek to hedge (i.e. offset) currency risk.

In selecting investments for the Fund, the Adviser integrates a systematic, quantitative screening process with traditional research and active risk management. The Adviser first uses a proprietary model that incorporates valuation, growth, sentiment and quality factors to narrow the universe of investable stocks, and then conducts fundamental analyses of any potential buys before they are added to the Fund's portfolio. While the Adviser's investment process is primarily driven by "bottom-up" stock selection, which focuses on an analysis of individual companies, the Adviser may also take "top-down" macroeconomic conditions, as well as other factors deemed relevant by the portfolio managers, into consideration in constructing the Fund's portfolio. The Fund's sector and country exposures, however, are generally kept within 5% of those of its benchmark index. The Adviser identifies potential sells using the same systematic model it uses to identify potential purchases, and reviews the sells prior to trading. In addition, the Adviser may sell stocks based on information that the Adviser determines is not adequately reflected in its systematic model.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PREFERRED STOCKS RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

MANAGEMENT/SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on September 30, 2016 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.funds.sgadvisors.com or by calling 866-778-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on September 30, 2016 and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-778-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funds.sgadvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
SGA INTERNATIONAL EQUITY FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	32.38%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	32.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	33.58%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(32.38%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,070
SGA INTERNATIONAL EQUITY FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	30.86%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	30.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	31.81%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(30.86%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,061
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,143

[1]	The Total Annual Fund Operating Expenses of the Investor Shares in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the maximum 12b-1 Fees and Shareholder Servicing Fees were not incurred during the prior fiscal year.
[2]	Strategic Global Advisors, LLC ("SGA" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.95% of the average daily net assets of the Fund's Institutional Shares and Investor Shares until November 30, 2018 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.